Prepayments and other current assets (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Rental and other deposits	$ 19,498	$ 2,211
Prepaid advertising fees	12,199	6,898
Input VAT	11,796	2,090
Employee advances	10,954	3,785
Prepayment for service fees	7,205	940
Prepaid rental	5,199	4,863
Interest receivable	33	$ 2,574
Note and other receivables	7,113
Others	2,881	$ 770
Total	$ 76,878	$ 24,131